EARNING PER SHARE	3 Months Ended
Sep. 30, 2025
EARNING PER SHARE
EARNING PER SHARE

7.   EARNING PER SHARE

The numerators and denominators used in the calculation of basic EPS and diluted EPS are presented below:

	09/30/2025	09/30/2024
Numerator
Loss for the period (basic EPS)	(7,327,885)	(6,369,262)
Loss for the period (basic EPS)	(7,327,885)	(6,369,262)
Denominator
Weighted average number of shares (basic EPS)	63,428,167	62,851,063
Weighted average number of shares (diluted EPS)	63,428,167	62,851,063

Basic loss attributable to ordinary equity holders of the parent	(0.1155)	(0.1013)
Diluted loss attributable to ordinary equity holders of the parent	(0.1155)	(0.1013)

For the three-month period ended September 30, 2025 and 2024, diluted EPS was the same as basic EPS, as the effect of potential ordinary shares would be antidilutive.